Environmental rehabilitation obligation funds (Tables)	12 Months Ended
Dec. 31, 2023
Environmental rehabilitation obligation funds [Abstract]
Schedule of the environment rehabilitation obligation funds

Figures in million – SA rand	Notes	2023	2022	2021
Balance at beginning of the year		5,306	5,202	4,934
Assets acquired on acquisition of subsidiary	16	616	—	—
Assets derecognised with deemed disposal of interest in joint operation	19	(260)	—	—
Contributions made		185	86	72
Payments received		(322)	(33)	(10)
Interest income	5.1	339	235	174
Transfer to other financial assets		(22)	(264)	—
Fair value gain[1]		80	80	32
Foreign currency translation		5	—	—
Balance at end of the year		5,927	5,306	5,202

Environmental rehabilitation obligation funds comprise of the following:
Restricted funds[2]		1,850	1,616	1,135
Funds		4,077	3,690	4,067
1The environmental rehabilitation trust fund includes a fixed income portfolio of bonds that are fair valued at each reporting date
2The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals, Resources and Energy for environmental rehabilitation obligations